Taxes - Reconciliation of Beginning and Ending Balance of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at January 1,	$ 2,355	$ 1,902	$ 1,635
Additions based on tax positions related to the current year	160	219	338
Additions for tax positions of prior years	699	756	188
Reductions for tax positions of prior years	(248)	(419)	(153)
Settlements	(40)	(42)	(18)
Lapses of statutes of limitations	(55)	(61)	(88)
Balance at December 31,	$ 2,871	$ 2,355	$ 1,902